Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000021902 [Member] | Janus Living Inc A REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021902 [Member] | Rexford Industrial Realty Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021902 [Member] | BXP Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021902 [Member] | Mitsubishi Estate Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021902 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021902 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021902 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000021902 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000021902 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000021902 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000021902 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.50%
C000021902 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.90%
C000021902 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.00%
C000021902 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.90%
C000021902 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000021902 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000021902 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021902 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	8.40%
C000021902 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000021902 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000021902 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021901 [Member] | Janus Living Inc A REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021901 [Member] | Rexford Industrial Realty Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021901 [Member] | BXP Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021901 [Member] | Mitsubishi Estate Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021901 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021901 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021901 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000021901 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000021901 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000021901 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000021901 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.50%
C000021901 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.90%
C000021901 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.00%
C000021901 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.90%
C000021901 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000021901 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000021901 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021901 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	8.40%
C000021901 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000021901 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000021901 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021905 [Member] | Formfactor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021905 [Member] | MYR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021905 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021905 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021905 [Member] | Corsair Gaming Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021905 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021905 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021905 [Member] | Bloom Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000021905 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021905 [Member] | Envista Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021905 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000021905 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000021905 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000021905 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000021905 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021905 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000021905 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021905 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000021905 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000021905 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000021905 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000021905 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000021905 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021906 [Member] | Formfactor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021906 [Member] | MYR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021906 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021906 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021906 [Member] | Corsair Gaming Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021906 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021906 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021906 [Member] | Bloom Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000021906 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021906 [Member] | Envista Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021906 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000021906 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000021906 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000021906 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000021906 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021906 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000021906 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021906 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000021906 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000021906 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000021906 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000021906 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000021906 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000052150 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000052150 [Member] | Pulte Homes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052150 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052150 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052150 [Member] | Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052150 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052150 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052150 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000052150 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000052150 [Member] | Humana Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000052150 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000052150 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000052150 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000052150 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000052150 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000052150 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000052150 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000052150 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000052150 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000052150 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000052150 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000052150 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	95.20%
C000052150 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000052149 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000052149 [Member] | Pulte Homes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052149 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052149 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052149 [Member] | Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052149 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052149 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052149 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000052149 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000052149 [Member] | Humana Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000052149 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000052149 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000052149 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000052149 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000052149 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000052149 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000052149 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000052149 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000052149 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000052149 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000052149 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000052149 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	95.20%
C000052149 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000052151 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000052151 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000052151 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000052151 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000052151 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000052151 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000052151 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000052151 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
C000052151 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000052152 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000052152 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000052152 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000052152 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000052152 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000052152 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000052152 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000052152 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
C000052152 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068441 [Member] | MFS Total Return Bond Series [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000068441 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068441 [Member] | MFS New Discovery Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068441 [Member] | MFS New Discovery Series [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068441 [Member] | MFS Global Real Estate Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068441 [Member] | MFS International Intrinsic Equity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068441 [Member] | MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068441 [Member] | MFS Mid Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068441 [Member] | MFS Mid Cap Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000068441 [Member] | MFS High Yield Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068441 [Member] | MFS Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000068441 [Member] | MFS Research International Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000068441 [Member] | MFS Value Series [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000068441 [Member] | MFS Research Series [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000068441 [Member] | MFS Global Governments Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000068441 [Member] | MFS Government Securities Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000068441 [Member] | MFS Inflation Adjusted Bond Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000068441 [Member] | MFS Limited Maturity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000068441 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068441 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068441 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000068441 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000068441 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	59.90%
C000068440 [Member] | MFS Total Return Bond Series [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000068440 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068440 [Member] | MFS New Discovery Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068440 [Member] | MFS New Discovery Series [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068440 [Member] | MFS Global Real Estate Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068440 [Member] | MFS International Intrinsic Equity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068440 [Member] | MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068440 [Member] | MFS Mid Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068440 [Member] | MFS Mid Cap Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000068440 [Member] | MFS High Yield Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068440 [Member] | MFS Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000068440 [Member] | MFS Research International Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000068440 [Member] | MFS Value Series [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000068440 [Member] | MFS Research Series [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000068440 [Member] | MFS Global Governments Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000068440 [Member] | MFS Government Securities Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000068440 [Member] | MFS Inflation Adjusted Bond Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000068440 [Member] | MFS Limited Maturity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000068440 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068440 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068440 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000068440 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000068440 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	59.90%
C000068442 [Member] | MFS Total Return Bond Series [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000068442 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068442 [Member] | MFS New Discovery Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068442 [Member] | MFS New Discovery Series [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068442 [Member] | MFS Global Real Estate Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068442 [Member] | MFS International Intrinsic Equity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000068442 [Member] | MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000068442 [Member] | MFS Mid Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000068442 [Member] | MFS Mid Cap Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000068442 [Member] | MFS High Yield Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068442 [Member] | MFS Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000068442 [Member] | MFS Research International Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000068442 [Member] | MFS Value Series [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000068442 [Member] | MFS Research Series [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000068442 [Member] | MFS Global Governments Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068442 [Member] | MFS Government Securities Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000068442 [Member] | MFS Inflation Adjusted Bond Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068442 [Member] | MFS Limited Maturity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068442 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068442 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068442 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000068442 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
C000068442 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%
C000068443 [Member] | MFS Total Return Bond Series [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000068443 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068443 [Member] | MFS New Discovery Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068443 [Member] | MFS New Discovery Series [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068443 [Member] | MFS Global Real Estate Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068443 [Member] | MFS International Intrinsic Equity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000068443 [Member] | MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000068443 [Member] | MFS Mid Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000068443 [Member] | MFS Mid Cap Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000068443 [Member] | MFS High Yield Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068443 [Member] | MFS Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000068443 [Member] | MFS Research International Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000068443 [Member] | MFS Value Series [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000068443 [Member] | MFS Research Series [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000068443 [Member] | MFS Global Governments Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068443 [Member] | MFS Government Securities Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000068443 [Member] | MFS Inflation Adjusted Bond Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068443 [Member] | MFS Limited Maturity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068443 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068443 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068443 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000068443 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
C000068443 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%
C000068445 [Member] | MFS Total Return Bond Series [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068445 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068445 [Member] | MFS New Discovery Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068445 [Member] | MFS New Discovery Series [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068445 [Member] | MFS Global Real Estate Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068445 [Member] | MFS International Intrinsic Equity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068445 [Member] | MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000068445 [Member] | MFS Mid Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000068445 [Member] | MFS Mid Cap Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000068445 [Member] | MFS High Yield Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000068445 [Member] | MFS Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000068445 [Member] | MFS Research International Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000068445 [Member] | MFS Value Series [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000068445 [Member] | MFS Research Series [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000068445 [Member] | MFS Global Governments Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000068445 [Member] | MFS Inflation Adjusted Bond Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000068445 [Member] | MFS Limited Maturity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068445 [Member] | MFS Emerging Markets Equity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068445 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068445 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068445 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000068445 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	52.90%
C000068445 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000068444 [Member] | MFS Total Return Bond Series [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068444 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068444 [Member] | MFS New Discovery Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068444 [Member] | MFS New Discovery Series [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068444 [Member] | MFS Global Real Estate Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068444 [Member] | MFS International Intrinsic Equity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068444 [Member] | MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000068444 [Member] | MFS Mid Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000068444 [Member] | MFS Mid Cap Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000068444 [Member] | MFS High Yield Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000068444 [Member] | MFS Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000068444 [Member] | MFS Research International Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000068444 [Member] | MFS Value Series [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000068444 [Member] | MFS Research Series [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000068444 [Member] | MFS Global Governments Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000068444 [Member] | MFS Inflation Adjusted Bond Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000068444 [Member] | MFS Limited Maturity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068444 [Member] | MFS Emerging Markets Equity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068444 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068444 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068444 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000068444 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	52.90%
C000068444 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000068446 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068446 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068446 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068446 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068446 [Member] | United Community Bank Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068446 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068446 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068446 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068446 [Member] | M I Homes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068446 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068446 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000068446 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000068446 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000068446 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000068446 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068446 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000068446 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068446 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000068446 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000068446 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000068446 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000068446 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	95.00%
C000068446 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068447 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068447 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068447 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068447 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068447 [Member] | United Community Bank Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068447 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068447 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068447 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068447 [Member] | M I Homes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068447 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068447 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000068447 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000068447 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000068447 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000068447 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068447 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000068447 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068447 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000068447 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000068447 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000068447 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000068447 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	95.00%
C000068447 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068455 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000068455 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000068455 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000068455 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000068455 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000068455 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068455 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000068455 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000068455 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	51.80%
C000068455 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	20.50%
C000068455 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.70%
C000068455 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068455 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068455 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.90%
C000068455 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068455 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	11.20%
C000068455 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000068455 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068455 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%
C000068455 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000068455 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000068454 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000068454 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000068454 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000068454 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000068454 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000068454 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068454 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000068454 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000068454 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	51.80%
C000068454 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	20.50%
C000068454 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.70%
C000068454 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068454 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068454 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.90%
C000068454 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068454 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	11.20%
C000068454 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000068454 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068454 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%
C000068454 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000068454 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%